Derivatives and Fair Value Measurements (Details) gal in Millions, MMbtu in Millions, AUD in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015 AUD gal MMbtu	Mar. 31, 2016 USD ($)	Mar. 31, 2015 USD ($) gal MMbtu
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Timing differences between the hedge settlement and the purchase transaction	Less than a day and up to a maximum of 30 days
Interest rate swap [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions) | $			$ 0.0
Foreign currency forward contract [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions) | AUD	AUD 2,731.1
2015 (A$ millions) | AUD	1,201.1
2016 (A$ millions) | AUD	1,007.0
2017 (A$ millions) | AUD	523.0
Fair Value Net Liability | $			$ (461.8)
Foreign currency forward contract [Member] | Cash flow hedges [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions) | AUD	2,731.1
Foreign currency forward contract [Member] | Fair value hedge [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions) | AUD	0.0
Foreign currency forward contract [Member] | Economic hedge [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (A$ millions) | AUD	AUD 0.0
Diesel fuel hedge contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | gal	244.2		244.2
2015 (gallons) | gal	95.4		95.4
2016 (gallons) | gal	89.5		89.5
2017 (gallons) | gal	59.3		59.3
Fair Value Net Liability | $			$ (155.2)
Diesel fuel hedge contracts [Member] | Cash flow hedges [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | gal	244.2		244.2
Diesel fuel hedge contracts [Member] | Fair value hedge [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | gal	0.0		0.0
Diesel fuel hedge contracts [Member] | Economic hedge [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | gal	0.0		0.0
Explosives hedge contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Total (gallons/MMbtu) | MMbtu	0.0		0.0
Scenario, Forecast [Member] | Foreign currency forward contract [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Net loss to be reclassified from accumulated other comprehensive loss to earnings over the next 12 months | $		$ 287.0
Scenario, Forecast [Member] | Diesel fuel hedge contracts [Member]
Company's foreign currency and commodity positions by Year of Maturity and Account Classification
Net loss to be reclassified from accumulated other comprehensive loss to earnings over the next 12 months | $		$ 91.0